Annual Total Returns- SmartRetirement Blend Income Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend Income Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.05%	4.57%	(0.96%)	5.54%	10.43%	(4.07%)	13.80%	9.38%